Expense Example - LVIP SSGA Mid-Cap Index Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	35	112	196	442	60	191	334	749